Financial instruments fair value disclosures - Summary of Changes in Level 3 (Detail) £ in Thousands	6 Months Ended
Jun. 30, 2021 GBP (£)
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	£ 1,634
Ending balance	1,648
Deferred consideration
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	1,525
Ending balance	1,597
Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	49,930
Settled during the period	(2,400)
Movement during the period	(14,302)
Ending balance	33,228
Level 3 of fair value hierarchy [member] | Deferred consideration
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	1,525
Movement during the period	72
Ending balance	£ 1,597